COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company and its subsidiaries have leased offices, motor vehicles and locations for periods through 2017. Minimum annual rental payments under non-cancelable operating leases are as follows:

2016	2,994
2017	2,183
2018	1,555
2019	3,654

10,386